Cover	Oct. 21, 2021	Jul. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag		false
Document Period End Date	Oct. 21, 2021
Entity File Number	001-13810
Entity Registrant Name	SOCKET MOBILE, INC.
Entity Central Index Key		0000944075
Entity Tax Identification Number	94-3155066
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	39700 Eureka Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	933-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 Par Value per Share
Trading Symbol	SCKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false